Share capital and share-based compensation - Narrative (Details)						1 Months Ended	3 Months Ended
	Jan. 30, 2022 shares	Oct. 15, 2021 USD ($) shares	Aug. 10, 2021 USD ($) shares	Jun. 24, 2021 USD ($) employee shares	Nov. 13, 2020 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Jan. 31, 2021 USD ($)	Oct. 31, 2021 shares	Jan. 25, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)										12,000
Number of employees who exercised shares in period | employee				4
Number of share options exercised (in shares)				25,664
Exercise of stock options | $				$ 169,105
Business combination, share exchange ratio			39.91
Number of warrants exercised (in shares)	9,678	2,082				7,596	9,578
Exercise of warrants (in shares)		2,082				7,596	(22,540,651)
Proceeds from exercise of warrants | $		$ 23,943				$ 87,354	$ 65,180	$ 0
Number of share options exercisable (in shares)							4,553,635		4,242,707
Fair value of stock options granted | $							$ 2,911,807	934,890
Share-based compensation | $							5,198,809	746,171
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of share options exercised (in shares)			28,779
Li-Cycle Corp. | Common Class A
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)			2,407,535
Li-Cycle Holdings Corp. | Common Class A
Disclosure of classes of share capital [line items]
Shares converted (in shares)			96,084,679
Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Proceeds from public share issuance, net of share issue costs | $			$ 525,329,273
Number of share options assumed In business combination (in shares)			65,671,374
Exercise of stock options (in shares)			1,031,226
Restricted share units
Disclosure of classes of share capital [line items]
Share-based compensation | $							$ (2,321,118)	604,943
Restricted share units | Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)			9,829
Restricted share units | Maximum
Disclosure of classes of share capital [line items]
Vesting period							3 years
Restricted share units | Peridot Acquisition Corp.
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised (in shares)			392,276
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements							10 years
Vesting period							3 years
Stock options
Disclosure of classes of share capital [line items]
Share-based compensation | $							$ 2,877,691	$ 141,228
Private Placement | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)					281,138
Proceeds from public share issuance, net of share issue costs | $					$ 23,000,000
Sale of stock, price per share (in dollars per share) | $ / shares					$ 81.81
Share issue related cost | $					$ 1,380,000